S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 05, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, as well as a placement unit subscription agreement to be entered into with Clear Street, each of Clear Street, our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and placement units, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Placement Units Placement Shares Placement Warrants	30 days after the completion of our initial business combination.

Art Technology Sponsor, LLC and Art Technology Advisors, LLC

Daniel G. Cohen

R. Maxwell Smeal

Emmanuelle Cohen

Katherine Flemming

Walter T. Beach

Phoebe A. Saatchi

Yassir Benjelloun-Touimi

Clear Street

Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, the Sponsor’s members or Clear Street, (3) any affiliates or family members of the directors or officers of us, the Sponsor, the Sponsor’s members or Clear Street, (4) any members or partners of the Sponsor, the Sponsor’s members, Clear Street or their respective affiliates, or any affiliates of the Sponsor, the Sponsor’s members, Clear Street, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the State of Delaware, the Sponsor’s limited

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

liability company agreement, upon dissolution of such Sponsor, or the organizational documents of Clear Street upon dissolution of Clear Street; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Founder Shares

The earlier of (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

		Art Technology Sponsor, LLC and Art Technology Advisors, LLC Daniel G. Cohen R. Maxwell Smeal Emmanuelle Cohen Katherine Flemming Walter T. Beach Phoebe A. Saatchi Yassir Benjelloun-Touimi	Same as above.